FAIR VALUE MEASUREMENTS - Financial Assets Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets
Total assets	$ 304,075	$ 55,421
Level 1
Assets
Total assets	301,855	55,421
Level 2
Assets
Total assets	2,220	0
Level 3
Assets
Total assets	0	0
Market
Assets
Cash and cash equivalents	49,872	15,706
Restricted cash	251,983	39,715
Market | Level 1
Assets
Cash and cash equivalents	49,872	15,706
Restricted cash	251,983	39,715
Market | Level 2
Assets
Cash and cash equivalents	0	0
Restricted cash	0	0
Market | Level 3
Assets
Cash and cash equivalents	0	0
Restricted cash	0	$ 0
Income
Assets
Derivative assets	2,220
Income | Level 1
Assets
Derivative assets	0
Income | Level 2
Assets
Derivative assets	2,220
Income | Level 3
Assets
Derivative assets	$ 0